FAIR VALUE MEASUREMENTS - Summary of Assets and Liabilities At Fair Value on a Recurring Basis (Details) - Fair Value, Recurring [Member] - USD ($) $ in Thousands	Sep. 30, 2026	Dec. 31, 2025
Assets
Total financial assets	$ 8,885	$ 9,466
Liabilities:
Total financial liabilities	46	7
Marketable securities [Member]
Assets
Assets	8,855	9,466
Foreign currency derivatives [Member]
Assets
Assets	30
Liabilities:
Liabilities	46
Warrant [Member]
Liabilities:
Liabilities		7
Level 1 [Member]
Assets
Total financial assets	0	0
Liabilities:
Total financial liabilities	0	0
Level 1 [Member] | Marketable securities [Member]
Assets
Assets	0	0
Level 1 [Member] | Foreign currency derivatives [Member]
Assets
Assets	0
Liabilities:
Liabilities	0
Level 1 [Member] | Warrant [Member]
Liabilities:
Liabilities		0
Level 2 [Member]
Assets
Total financial assets	8,885	9,466
Liabilities:
Total financial liabilities	46	0
Level 2 [Member] | Marketable securities [Member]
Assets
Assets	8,855	9,466
Level 2 [Member] | Foreign currency derivatives [Member]
Assets
Assets	30
Liabilities:
Liabilities	46
Level 2 [Member] | Warrant [Member]
Liabilities:
Liabilities		0
Level 3 [Member]
Assets
Total financial assets	0	0
Liabilities:
Total financial liabilities	0	7
Level 3 [Member] | Marketable securities [Member]
Assets
Assets	0	0
Level 3 [Member] | Foreign currency derivatives [Member]
Assets
Assets	0
Liabilities:
Liabilities	$ 0
Level 3 [Member] | Warrant [Member]
Liabilities:
Liabilities		$ 7